Form N-PX

Annual Report of Proxy Voting Record of

Copley Fund, Inc.

Investment Company Act File No.: 811-2815

Registrant

Copley Fund, Inc.

245 Sunrise Ave.

Palm Beach, FL 33480

Agent for Service

Date of Reporting Period: July 1, 2003 to June 30, 2004

Management Registrant

Proposal Proposed By Voted Voted

Alliant Energy Corp

CUSIP: 018802108 Ticker: LNT

Annual General Meeting: May 21, 2004

1 Elect 1 Director for

term ending in 2006

Elect 4 Directors for

term ending in 2007 Management For For

2 Amend restated AOI to

increase number of

authorized shares to

240,000,000 Management For For

Ameren Corporation

CUSIP: 023608102 Ticker: AEE

Annual General Meeting: April 27, 2004

1 Elect Directors Management For For

2 Ratify Auditor Management For For

3 Proposed report on

storage of irradiated

rods at Callaway Nuclear

Plant Shareholder Against Against

American Electric Power

CUSIP:025537101 Ticker: AEP

Annual General Meeting: April 27, 2004

1 Elect 11 Directors Management For For

2 Ratify auditor -

Deloitte & Touche LLP Management For For

3 Shareholder approval of

future severence agreements

for executives Shareholder Against Against

4 Proposal regarding

supplemental executive

retirement plans Shareholder Against Against

5 Independent auditor to

perform only audit and

audit related work Shareholder Against Against

6 Term limits for Directors Shareholder Against Against

Bank of America Corporation

CUSIP: 060505104 Ticker: BAC

Annual General Meeting: May 26, 2004

1 Elect 19 Directors Management For For

2 Ratify auditor Management For For

3 Change Annual Meeting Date Shareholder Against Against

4 Nominate more Directors

than seats Shareholder Against Against

5 Refrain from making

direct charitable

contributions Shareholder Against Against

6 Mutual Fund trading

policies Shareholder Against Against

7 Report on Privacy and

information security Shareholder Against Against

Bell South Corp.

CUSIP: 079860102 Ticker: BLS

Annual General Meeting: April 26, 2004

1 Elect 3 Directors Management For For

2 Ratify auditor Management For For

3 Approve amendment to

elect Directors annually Management For For

4 Approve Stock and Incentive

Compensation plan Management For For

5 Executive compensation Shareholder Against Against

6 CEO compensation Shareholder Against Against

7 Disclosure of political

contributions Shareholder Against Against

Bristol-Myers Squibb Co.

CUSIP: 110122108 Ticker: BMY

Annual General Meeting: May 4, 2004

1 Elect 3 Directors Management For For

2 Ratify Auditor 2004

Pricewaterhouse Management For For

3 Publication of

Political Contrib. Stockholder Against Against

4 Prohibition of

Political Contrib. Stockholder Against Against

5 Separation of CHM

and CEO Stockholder Against Against

6 HIV/AIDS-TB Stockholder Against Against

7 Directors Vote

Threshold Stockholder Against Against

Cinergy Corp

CUSIP: 172474108 Ticker: CIN

Annual General Meeting: May 4, 2004

1 Elect 3 Class I Directors Management For For

2 Ratify auditor Management For For

CHEVRONTEXACO CORPORATION

CUSIP: 166764100 Ticker CVX

Annual General Meeting: April 28, 2004

1 Elect 12 Directors Management For For

2 Ratify auditor Management For For

3 Show support for

Stockholder Rights Policy Management For For

4 Approve the Long-Term

Incentive Plan Management For For

5 HIV/Aids, TB and Malaria Shareholder Against Against

6 Political disclosure Shareholder Against Against

7 Director Election Vote

Threshold Shareholder Against Against

8 Report on Ecuador Shareholder Against Against

9 Renewable Energy Shareholder Against Against

Delta Natural Gas Company, Inc.

CUSIP: 247748106 Ticker: DGAS

Annual General Meeting: November 3, 2003

1 Elect 4 Directors Management For For

Detroit Edison

CUSIP: 233331107 Ticker: DTE

Annual General Meeting: April 29, 2004

1 Elect 5 Directors Management For For

2 Ratify auditor Management For For

3 Nomination of Jack H.

Ferguson Shareholder Against Against

Energy East Corporation

CUSIP: 29266M109 Ticker: EAS

Annual General Meeting: June 18, 2004

1 Elect 4 Directors Management For For

2 Approve amendment to

Certificate of Incorporation

to eliminate the classification

of the Board of Directors Management For For

3 Approve amendment to COI

to eliminate cumulative

voting in the election of

Directors Management For For

4 Approve an existing employee

stock purchase plan Management For For

5 Ratify auditors Management For For

Exelon Corporation

CUSIP: 30161N01 Ticker: EXC

Annual General Meeting: April 27, 2004

1 Elect 4 Directors Management For For

2 Ratify auditors Management For For

3 Approval of Annual

Incentive Plan for

senior executives Management For For

Exxon Mobile Corporation

CUSIP: 30231G102 Ticker: XOM

Annual General Meeting: May 26, 2004

1 Elect 11 Directors Management For For

2 Ratify auditors Management For For

3 Approval of 2004 non-

employee Director restricted

stock plan Management For For

4 Political contributions Shareholder Against Against

5 Political contributions

report Shareholder Against Against

6 Media response on equatorial

Guinea Shareholder Against Against

7 Board Chairman and CEO Shareholder Against Against

8 Ececutive compensation Shareholder Against Against

9 Equity compensation report Shareholder Against Against

10 Amendment of EEO policy Shareholder Against Against

11 Climate Science report Shareholder Against Against

First Energy Corp

CUSIP: 337932107 Ticker: FE

Annual General Meeting: No information received

FPL Group

CUSIP: 302571104 Ticker: FPL

Annual General Meeting: No information received

Franklin Capital Corp

CUSIP: 999797913 Ticker: FKL

Annual General Meeting: December 17, 2003

1 Elect 4 Directors Management For For

2 Ratify auditors Management For For

Arthur J. Gallagher and Company

CUSIP: 363576109 Ticker: AJG

Annual General Meeting: May 18, 2004

1 Elect 3 Directors Management For For

2 Ratify auditors Management For For

Great Plains Energy Incorporated

CUSIP: 391164100 Ticker: GXP

Annual General Meeting: May 4, 2004

1 Elect 11 Directors Management For For

2 Ratify auditors Management For For

J.P. Morgan Chase and Company

CUSIP: 46625H100 Ticker: JPM

Annual General Meeting: May 25, 2004

1 Merger Proposal Management For For

2 Elect 10 Directors Management For For

3 Appointment of External

auditor Management For For

4 Re-approval of key

executive performance plan Management For For

5 Adjournment of Meeting, if

necessary, to solicit

additional proxies Management For For

6 Director term limit Shareholder Against Against

7 Charitable contributions Shareholder Against Against

8 Political contributions Shareholder Against Against

9 Separation of Chairman and

CEO Shareholder Against Against

10 Derivative disclosure Shareholder Against Against

11 Auditor independence Shareholder Against Against

12 Director compensation Shareholder Against Against

13 Pay disparity Shareholder Against Against

Key Corp

CUSIP: 493267108 Ticker: KEY

Annual General Meeting: No information received

KeySpan Corporation

CUSIP: 49337W100 Ticker: KSE

Annual General Meeting: May 20, 2004

1 Elect 10 Directors Management For For

2 Ratify auditors Management For For

3 Shareholder approval for

adoption, maintenance or

extension of any current or

future poison pill Shareholder Against Against

New Jersey Resources Corporation

CUSIP: 646025106 Ticker: NJR

Annual General Meeting: January 21, 2004

1 Elect 5 Directors Management For For

2 Ratify auditors Management For For

Northwest Natural Gas Company

CUSIP: 667655104 Ticker: NWN

Annual General Meeting: May 27, 2004

1 Elect 3 Directors Management For For

NSTAR

CUSIP: 67019E107 Ticker: NST

Annual General Meeting: No information received

Peoples Energy Corporation

CUSIP: 711030106 Ticker:PGL

Annual General Meeting: February 27, 2004

1 Elect 10 Directors Management For For

2 Approve 2004 Incentive

Compensation Plan Management For For

Pfizer Incorporated

CUSIP: 717081103 Ticker: PFE

Annual General Meeting: April 22, 2004

1 Elect 15 Directors Management For For

2 Approve auditor

KPMG LLP 2004 Management For For

3 Approve 2004 Stock Plan Management For For

4 Request review of economic

effects of HIV/AIDS, etc.

on Co's Business Strategy Shareholder Against Against

5 Prevention of Political

Contributions Shareholder Against Against

6 Report on Corporate

Resources Devoted to

To Supporting Political

Entities or Candidates Shareholder Against Against

7 Impose Term Limits on

Directors Shareholder Against Against

8 Request Report on Increasing

Access to Co's Products Shareholder Against Against

9 Issuance of Stock Options

to Executive Officers Shareholder Against Against

10 Use of In Vitro Testing

in Place of Animal Testing Shareholder Against Against

PNC Financial Services Group, Inc.

CUSIP: 693475105 Ticker: PNC

Annual General Meeting: April 27, 2004

1 Elect 16 Directors Management For For

PP&L Corporation

CUSIP: 69351T106 Ticker: PPL

Annual General Meeting: April 23, 2004

1 Elect 3 Directors Management For For

2 Ratify auditor Management For For

Progress Energy, Inc.

CUSIP: 743263105 Ticker: PGN

Annual General Meeting: May 12, 2004

1 Elect 5 Directors Management For For

2 Stock options for Directors

and certain executive officers Shareholder Against Against

Public Service Enterprise Group Incorporated

CUSIP: 744573106 Ticker: PEG

Annual General Meeting: April 20, 2004

1 Elect 1 Director for Class I

term expiring in 2006

Elect 3 Directors for Class II

term expiring in 2007 Management For For

2 Approval of 2004 Long-Term

Incentive Plan Management For For

3 Ratify auditor Management For For

4 Nomination of at least two

candidates for each open

Board position Shareholder Against Against

SBC Communications, Inc.

CUSIP: 78387G103 Ticker: SBG

Annual General Meeting: April 30, 2004

1 Elect 6 Directors Management For For

2 Appointment of Independent

Auditor Management For For

3 Approve amendment to Bylaws Management For For

4 Disclose policies for political

contributions Shareholder Against Against

5 Reduction of Board seats Shareholder Against Against

SCANA Corp

CUSIP: 80589M102 Ticker SCG

Annual General Meeting: April 29, 2004

1 Election of 4 Class II

Directors terms expire 2007 Management For For

2 Approval of Amended Director

Compensation and Deferral Plan Management For For

3 Approval of appointment of

independent auditor Management For For

Sempra Energy, Inc.

CUSIP: 816851109 Ticker: SRE

Annual General Meeting: May 4, 2004

1 Elect Directors Management For For

2 Reapproval of performance

goals Management For For

3 Ratify auditor Management For For

4 Annual election of Directors Shareholder Against Against

5 Submit adoption, maintenance

or extension of poison pill

to shareholder vote Shareholder Against Against

6 Adopt policy re auditors

to perform only audit and

audit related work Shareholder Against Against

7 Board of Directors chaired by

independent director Shareholder Against Against

Southern Company

CUSIP: 842587107 Ticker:

Annual General Meeting: May 26, 2004

1 Elect 11 Directors Management For For

2 Ratify auditor Management For For

3 Approval of outside Directors

Stock Plan Management For For

Sunoco, Inc.

CUSIP: 88764P104 Ticker: SUN

Annual General Meeting: May 6, 2004

1 Elect 13 Directors Management For For

2 Ratify auditor Management For For

Verizon Communications, Inc.

CUSIP 92343V104 Ticker: VZ

Annual General Meeting: April 28, 2004

1 Elect 11 Directors Management For For

2 Ratify auditor Management For For

3 Cumulative Voting Shareholder Against Against

4 Board compensation Shareholder Against Against

5 Separate Chairman and CEO Shareholder Against Against

6 Future Poison Pill Shareholder Against Against

7 Supplemental Executive

retirement plans Shareholder Against Against

8 Options or Stock Grants

based on tracking stock Shareholder Against Against

9 Diversity report on Option

Grants to employees Shareholder Against Against

10 Report on political contributions Shareholder Against Against

11 Collection of universal service

and number portability fees Shareholder Against Against

WalMart Stores, Inc.

CUSIP: 931142103 Ticker: WMT

Annual General Meeting: June 4, 2004

1 Elect 14 Directors Management For For

2 Approval of ASDA Colleague

Share Ownership Plan 1999 Management For For

3 Approve ASDA Sharesave Plan

2000 Management For For

4 Approve Associate Stock

Purchase Plan Management For For

5 Ratify auditor Management For For

6 Independent Chairman Shareholder Against Against

7 Sustainability report Shareholder Against Against

8 Equity compensation Shareholder Against Against

9 Genetically engineered food

products Shareholder Against Against

10 Equal employment opportunity

report Shareholder Against Against

11 Shareholder approval of

Participation in officer

deferred compensation plan Shareholder Against Against

WGL Holdings, Inc.

CUSIP: 92924F106 Ticker: WGL

Annual General Meeting: March 2, 2004

1 Elect 9 Directors Management For For

2 Ratify auditor Management For For

3 Cumulative voting Shareholder Against Against

Zimmer Holdings, Inc.

CUSIP: 98956P102 Ticker: ZMH

Annual General Meeting: May 10, 2004

1 Elect 2 Directors Management For For

2 Poison pills Shareholder Against Against

3 Auditor ratification Shareholder Against Against

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Irving Levine

Irving Levine

President